CONCENTRATIONS (Details)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
China National Petroleum Corporation | Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%	11.00%
China National Petroleum Corporation | Customer concentration | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	48.00%	36.70%
China National Petroleum Corporation | Customer concentration | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	54.00%	29.80%
SINOPEC [Member] | Customer concentration | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%	20.90%
SINOPEC [Member] | Customer concentration | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%
Another Customer [Member] | Customer concentration | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%